Consolidated Statements of Stockholders' Equity - USD ($)	Class A Inflection Point Acquisition Corp. [Member] Common Stock	Class A Common Stock	Class B Inflection Point Acquisition Corp. [Member] Common Stock	Class B Common Stock	Series A Preferred Stock	Class C Common Stock	Inflection Point Acquisition Corp. [Member] Paid-in Capital	Inflection Point Acquisition Corp. [Member] Accumulated Deficit	Inflection Point Acquisition Corp. [Member]	Paid-in Capital	Accumulated Deficit	Noncontrolling Interest	Members Units	Treasury Stock	Total
Balance at Dec. 31, 2020										$ 14,168,000	$ (30,534,000)	$ 1,351,000	$ 1,000		$ (15,014,000)
Balance (in Shares) at Dec. 31, 2020													122,500,000,000
Share-based compensation expense										318,000					318,000
Investment in Intuitive Aviation										(149,000)		(1,351,000)			(1,500,000)
Net loss											(35,648,000)				(35,648,000)
Balance at Dec. 31, 2021	$ 139		$ 825				$ 3,590,706	$ (315,511)	$ 3,276,159	14,337,000	(66,182,000)		$ 1,000		(51,844,000)
Balance (in Shares) at Dec. 31, 2021	1,386,989		8,243,750										122,500,000,000
Balance at Jan. 26, 2021
Balance (in Shares) at Jan. 26, 2021
Issuance of Class B ordinary shares to initial shareholders			$ 863				24,137		25,000
Issuance of Class B ordinary shares to initial shareholders (in Shares)			8,625,000
Sale of 6,845,000 Private Placement Warrants, net of offering costs							6,831,701		6,831,701
Capital contribution for sale of Class B shares to Anchor Investors							9,680,125		9,680,125
Sale of 1,386,989 Units not subject to redemption, net of underwriter discount and offering costs	$ 139						12,756,833		12,756,972
Sale of 1,386,989 Units not subject to redemption, net of underwriter discount and offering costs (in Shares)	1,386,989
Allocated proceeds to Public Warrants, net of underwriter discount and offering costs							11,025,229		11,025,229
Forfeiture of 381,250 Class B founder shares			$ (38)				38
Forfeiture of 381,250 Class B founder shares (in Shares)			(381,250)
Remeasurement of exercised over-allotment option							87,830		87,830
Remeasurement of Class A ordinary shares subject to redemption							(36,815,188)		(36,815,188)
Net loss								(315,511)	(315,511)
Balance at Dec. 31, 2021	$ 139		$ 825				3,590,706	(315,511)	3,276,159	14,337,000	(66,182,000)		$ 1,000		(51,844,000)
Balance (in Shares) at Dec. 31, 2021	1,386,989		8,243,750										122,500,000,000
Net loss
Issuance of units
Share-based compensation expense										116,000					116,000
Net loss											(4,342,000)				(4,342,000)
Balance at Mar. 31, 2022										14,453,000	(70,524,000)		$ 1,000		(56,070,000)
Balance (in Shares) at Mar. 31, 2022													122,500,000,000
Balance at Dec. 31, 2021	$ 139		$ 825				3,590,706	(315,511)	3,276,159	14,337,000	(66,182,000)		$ 1,000		(51,844,000)
Balance (in Shares) at Dec. 31, 2021	1,386,989		8,243,750										122,500,000,000
Remeasurement of Class A ordinary shares subject to possible redemption							(4,839,588)		(4,839,588)
Reduction of deferred underwriting fee							11,541,250		11,541,250
Forfeiture of 381,250 Class B founder shares
Issuance of units										6,000					6,000
Issuance of units (in Shares)													5,500,000
Share-based compensation expense										624,000					624,000
Net loss								(190,408)	(190,408)		(6,405,000)				(6,405,000)
Balance at Dec. 31, 2022	$ 139		$ 825				$ 10,292,368	$ (505,919)	$ 9,787,413	14,967,000	(72,587,000)		$ 1,000		(57,619,000)
Balance (in Shares) at Dec. 31, 2022	1,386,989		8,243,750										122,505,500,000
Forfeiture of 381,250 Class B founder shares
Issuance of series A preferred stock					$ 25,827,000
Issuance of series A preferred stock (in Shares)					26,000,000
Cumulative preferred dividends					$ 328,000					(328,000)					(328,000)
Establishment of noncontrolling interests										85,865,000		(85,865,000)			85,865,000
Subsequent remeasurement of redeemable noncontrolling interests										(47,416,000)	(782,813,000)	830,229,000			(830,229,000)
Net loss											(9,360,000,000)				(9,360,000)
Issuance of units										22,000					22,000
Issuance of units (in Shares)													21,500,000
Share-based compensation expense										101,000					101,000
Net loss											(5,751,000)	(8,336,000)			(5,751,000)
Effects of Business Combination
Recapitalization		$ 2,000				$ 6,000				47,438,000			$ (1,000)		47,445,000
Recapitalization (in Shares)		13,736,932,000		10,566,000		68,140,188,000							(122,527,000,000)
Conversion of SAFE Agreements										20,667,000					$ 20,667,000
Conversion of SAFE Agreements (in Shares)		2,066,667,000													2,066,667
Issuance of warrants to preferred shareholders										173,000					$ 173,000
Transaction costs										(24,445,000)					(24,445,000)
Establishment of the earn-out liabilities										(99,659,000)					(99,659,000)
Activities subsequent to the Business Combination
Share-based compensation expense										106,000					106,000
Repurchase of common stock														(12,825,000)	(12,825,000)
Warrants exercised										2,509,000					2,509,000
Warrants exercised (in Shares)		218,205,000
Balance at Mar. 31, 2023		$ 2,000			$ 26,155,000	$ 6,000					$ (870,511,000)	$ 736,028,000		$ (12,825,000)	$ (883,328,000)
Balance (in Shares) at Mar. 31, 2023		16,021,804,000		10,566,000	26,000,000	68,140,188,000